Investment Strategy	Jun. 03, 2025
Hedgeye Capital Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by actively managing and allocating its assets in investments that provide exposure across various asset classes (including equities, bonds and other debt instruments, commodities, and currencies), with a focus on maximizing returns over rolling 12-month horizons while seeking to avoid drawdowns or peak-to-trough declines in the Fund’s net asset value exceeding 15%. The Fund will invest primarily in exchange-traded funds (“ETFs”) but may also invest directly in the equity and debt securities of individual issuers. The Fund will also use options for hedging and investment purposes.

To achieve the Fund’s investment objective, the Adviser implements an integrated investment approach that combines extensive quantitative analysis of eligible securities with primarily rules-based methods of sizing portfolio positions.

The Fund’s strategy emphasizes longer-term drivers of expected returns identified by the Adviser’s proprietary research, controlling risks through broad diversification across asset classes and sectors. The Adviser’s capital allocation and trading processes balance these longer-term expected returns with shorter-term assessments of investment opportunity and peril.

The Adviser utilizes a quantitatively oriented, regime-based framework that seeks to identify macroeconomic themes by measuring and mapping rate-of-change data for both growth and inflation, while considering monetary policy biases. Commonly known as Hedgeye Risk Management, LLC’s (“Hedgeye” or “HRM”) Quad model, this framework is designed to provide guidance on where economies as well as asset prices are likely to trend over coming quarters and how central bank policies may respond to these conditions. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

There are no pre-defined limits for allocating portfolio assets to any particular region or regions. Rather, the Adviser will allocate capital based on the Adviser’s judgment and outlook over 12-month rolling periods as informed by the Hedgeye Quad Model. The Fund will gain exposure to non-U.S. markets primarily through U.S.-listed ETFs with exposure to the desired foreign market or markets.

The Fund may use derivatives, such as options, to manage exposure to various asset classes and markets based on actual or expected cash inflows to or outflows from the Fund. The Fund’s options overlay strategy seeks to hedge against downside risk (with a goal of minimizing peak-to-trough drawdowns to no more than 15%), to gain exposure to certain asset classes or economic regions, or to enhance returns. The Fund may also engage in securities lending.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Hedgeye Quality Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by actively managing and investing at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed equity securities. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs), but it may also invest up to 20% of its total assets in common stocks of foreign companies, including depositary receipts.

The Fund will normally invest in the common stocks of large and medium-sized blue-chip companies that are listed in the United States. These are firms that, in the Adviser’s view, are well established in their industries and have the potential for above-average earnings growth, and consistent and/or improving returns on capital. The Fund focuses on companies which, in the Adviser’s opinion, have leading industry positions, seasoned management, and strong financial fundamentals. In selecting growth stocks, the Adviser focuses on durable companies whose growth potential appears to be underappreciated. These companies are generally going after a large addressable market with a sustainable competitive advantage and have strong management teams.

The Adviser utilizes a quantitatively oriented, regime-based framework that seeks to identify macroeconomic themes by measuring and mapping rate-of-change data for both growth and inflation, while considering monetary policy biases. Commonly known as Hedgeye Risk Management, LLC’s (“Hedgeye” or “HRM”) Quad model, this framework is designed to provide guidance on where economies as well as asset prices are likely to trend over coming quarters and how central bank policies may respond to these conditions. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

The Adviser may sell a security due to a change in the company’s fundamentals or a change in the original thesis for purchase of an investment, or if the Adviser no longer considers the security to be attractively valued. Investments may also be sold if the Adviser identifies a stock that it believes offers a better investment opportunity.

As part of the Fund’s investment philosophy, the Adviser will implement an integrated investment approach that combines research, portfolio design and construction, and trading functions. The Fund’s portfolio construction will seek to emphasize long-term drivers of expected returns identified by the Adviser’s research, while balancing risk through broad diversification across companies and sectors. Appropriate stock position sizing, based on the Adviser’s fundamental research, will be balanced with appropriate stock and sector level risk diversification, in order to enhance or optimize the risk-adjusted returns for the Fund.

The Fund invests in a limited number of U.S. equity securities, generally between 40 or 50 holdings. The Fund may also invest in exchange-listed American depositary receipts (“ADRs”) of foreign issuers.

From time to time, in order to protect or enhance the Fund’s returns, the Adviser may utilize exchange traded funds (“ETFs”) as well as derivatives, like options, to gain exposure and for the purposes of deploying hedging strategies, as needed.

If the Adviser cannot find attractive investments, the Fund may invest up to 20% of its total assets in cash and cash equivalents, for a short period of time, until appropriate investments are identified. The Fund may engage in securities lending.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.